Financial instruments - Disclosure of foreign currency sensitivity analysis (Details) - Currency risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
USD/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	€ (15,084)	€ (16,973)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	18,435	20,745
GBP/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	5,549	8,525
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	(6,782)	(10,420)
SEK/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	(5,919)	(5,725)
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	7,234	6,998
CAD/EUR
Disclosure Of Sensitivity Analysis For Types Of Market Risk [Line Items]
Reasonably possible increase in risk variable, impact on pre-tax profit (loss)	4,344	3,178
Reasonably possible decrease in risk variable, impact on pre-tax profit (loss)	€ (5,309)	€ (3,884)